File  Nos. 333-132411/811-08052



	              SECURITIES AND EXCHANGE COMMISSION
	                    Washington, D.C.  20549
	                            FORM N-4

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
		Pre-Effective Amendment No.  				[  ]
		Post-Effective Amendment No.  _3__			[X]

	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
	                        Amendment No. 59				[X]
	             (Check appropriate box or boxes.)

	                  SYMETRA SEPARATE ACCOUNT C
		       --------------------------------
	                  (Exact Name of Registrant)

	                Symetra Life Insurance Company
            ---------------------------------------------------------
	                      (Name of Depositor)

	      777 108th Ave NE, Suite 1200, Bellevue, WA	  98004
	    ------------------------------------------------     --------
	(Address of Depositor's Principal Executive Offices)    (Zip Code)

	Depositor's Telephone Number, including Area Code (425) 256-8000

	              Name and Address of Agent for Service
                      -------------------------------------
	                    Jacqueline M. Veneziani
	                 777 108th Ave NE, Suite 1200
	                  Bellevue, Washington 98004
	                        (425) 256-5026




                   Approximate date of Proposed Public Offering:
As Soon as Practicable after the effective date of this registration statement.


If appropriate, check the following:

	[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On  May 1, 2008  pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] On                       pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered:  Individual Flexible Premium
                                       Variable Annuity Contracts
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EXPLANATORY NOTE

This Post-Effective Amendment No. 3 ("Amendment") to the Registration Statement of Form N-4 for Symetra Separate Account C is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 1 to May 1, 2008. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission on January 31, 2008 (ACCESSION
NUMBER: 0000912869-08-000003).





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                              SIGNATURES
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
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 15th day of April, 2008..


					Symetra Separate Account C
                                        -------------------------------
					Registrant

				By:	Symetra Life Insurance Company
					-------------------------------

				By:	RANDALL H. TALBOT*
					------------------
					Randall H. Talbot, President

					Symetra Life Insurance Company
					-------------------------------
						Depositor

				By:	RANDALL H. TALBOT*
					-------------------
					Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration
Statement has been signed below by the following person in the capacities and on the dates indicated.  Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on
December 20, 2006 (File No. 333-136776).



NAME							TITLE


Allyn D. Close *				Director and Senior Vice President
-----------------
Allyn D. Close


Jennifer V. Davies *				Director and Senior Vice President
--------------------
Jennifer V. Davies


Roger F. Harbin*				Director and Executive Vice President
-----------------
Roger F. Harbin


Margaret A. Meister*				Director, Chief Financial Operator and
---------------------  				Executive Vice President
Margaret A. Meister



Colleen M. Murphy *             		Vice President, Controller, Treasurer and
-------------------				Assistant Secretary
Colleen M. Murphy


/s/George C. Pagos				Director, Senior Vice President, General Counsel and
------------------				Secretary
George C. Pagos


Randall H. Talbot *				Director and President
--------------------
Randall H. Talbot

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